Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2018
ASU 2014-09
Schedule of impact of adopting ASC 606 on the Group's unaudited condensed consolidated financial statements

              The following tables summarize the impact of adopting ASC 606 on the Group's unaudited condensed consolidated financial statements as at and for the six months ended June 30, 2018, as compared to the amounts as if applying ASC 605:

	As reported ASC 606	Adjustments	As if applied ASC 605
	(in US$'000)
Condensed Consolidated Balance Sheet
Current assets	394,676	—	394,676
Non-current assets	183,267	—	183,267
Total assets	577,943	—	577,943
Liabilities and shareholders' equity
Current liabilities
Other payables, accruals and advance receipts	49,669	1,754	51,423
Deferred revenue	3,753	(2,434)	1,319
Other current liabilities	31,162	—	31,162
Total current liabilities	84,584	(680)	83,904
Deferred revenue	924	(267)	657
Other non-current liabilities	34,590	—	34,590
Total liabilities	120,098	(947)	119,151
Company's shareholders' equity
Accumulated losses	(140,890)	916	(139,974)
Accumulated other comprehensive income	8,571	28	8,599
Other shareholders' equity	564,050	—	564,050
Total Company's shareholders' equity	431,731	944	432,675
Non-controlling interests	26,114	3	26,117
Total shareholders' equity	457,845	947	458,792
Total liabilities and shareholders' equity	577,943	—	577,943

	As reported ASC 606	Adjustments	As if applied ASC 605
	(in US$'000)
Condensed Consolidated Statement of Operations
Total revenues	102,189	(164)	102,025
Total operating expense	(155,872)	—	(155,872)
Loss from operations	(53,683)	(164)	(53,847)
Total other income	3,188	—	3,188
Loss before income taxes and equity in earnings of equity investees	(50,495)	(164)	(50,659)
Income tax expense	(2,680)	—	(2,680)
Equity in earnings of equity investees, net of tax	23,050	—	23,050
Net loss	(30,125)	(164)	(30,289)
Less: Net income attributable to non-controlling interests	(2,566)	—	(2,566)
Net loss attributable to the Company	(32,691)	(164)	(32,855)

	As reported ASC 606	Adjustments	As if applied ASC 605
	(in US$'000)
Condensed Consolidated Statement of Comprehensive Loss
Net loss	(30,125)	(164)	(30,289)
Other comprehensive income	3,445	28	3,473
Total comprehensive loss	(26,680)	(136)	(26,816)
Less: Comprehensive income attributable to non-controlling interests	(2,870)	—	(2,870)
Total comprehensive loss attributable to ordinary shareholders of the Company	(29,550)	(136)	(29,686)